Net Income Per Share (Tables)	12 Months Ended
May 31, 2012
Computation of Basic and Diluted Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended May 31,
	2010	2011	2012
	US$	US$	US$

Numerator used in basic and diluted net income per share:
Net income attributable to shareholders of the Company	77,789	101,774	132,688

Net income available for future distribution	77,789	101,774	132,688

Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	150,952,249	153,253,065	154,627,784

Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	3,879,384	2,818,768	2,244,657

Weighted average common shares outstanding used in computing diluted net income per share	154,831,633	156,071,833	156,872,441

Net income per share attributable to shareholders of the Company - basic	0.52	0.66	0.86

Net income per share attributable to shareholders of the Company - diluted	0.50	0.65	0.85